Appendix 3.2 Summary of Estimated Sales and Purchases of Energy and Capacity - Income Statement (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Energy And Capacity
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Energy sales	$ 958,321	$ 1,051,011
Energy purchases	861,471	1,288,305
Tolls
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Energy sales	18,900	27,937
Energy purchases	82,446	81,493
Colombia | Energy And Capacity
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Energy sales	173,022	129,017
Energy purchases	49,010	28,552
Colombia | Tolls
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Energy sales	3,336	11,081
Energy purchases	13,282	11,345
Peru | Energy And Capacity
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Energy sales	63,003	64,115
Energy purchases	38,600	54,038
Peru | Tolls
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Energy sales	10,620	12,663
Energy purchases	9,607	10,100
Argentina | Energy And Capacity
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Energy sales	87,622	75,346
Energy purchases	44,865	38,686
Brazil | Energy And Capacity
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Energy sales	604,872	782,533
Energy purchases	723,648	1,167,029
Brazil | Tolls
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Energy sales	4,708	4,193
Energy purchases	56,572	$ 60,048
Central America | Energy And Capacity
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Energy sales	29,802
Energy purchases	5,348
Central America | Tolls
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Energy sales	236
Energy purchases	$ 2,985